May 4, 2005


VIA EDGAR

Securities and Exchange Commission
 Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

      Re:   Woodmen Variable Annuity Account (the "Registrant")
            1933 Registration No. 333-101231
            1940 Act File No. 811-21254
            Rule 497(j) Certification for Prospectus and Statement of Additional Information

Ladies and Gentlemen:

      This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 3 (the "Amendment") to the Registration Statement on Form N-4 of the Registrant named above would not have contained any changes as compared to the form of the Prospectus and Statement of Additional Information included in said Amendment.

      The Amendment was filed on April 28, 2005 and automatically became effective on April 30, 2005 pursuant to Rule 485(b). The definitive Prospectus and Statement of Additional Information are dated April 30, 2005.


                                                    Very truly yours,

                                                    QUARLES & BRADY LLP

                                                    Fredrick G. Lautz, Esq.

FGL:ba
971062.40010
cc (w/enc):       Joseph F. Wreschnig, Esq.
                  Vinita K. Paul, Esq.